Net profit attributable to ordinary equity holders of the parent for basic earnings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	€ 3,027	€ (2,117)	€ (3,019)
Interest on convertible bonds	50	0	0
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 3,077	€ (2,117)	€ (3,019)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.